Commitments and contingencies (Details Narrative) - USD ($)	Aug. 17, 2024	Nov. 23, 2021	Aug. 30, 2024
Loss Contingencies [Line Items]
Shares held by the sponsor			2,100,000
Ripple Labs Singapore Pte Ltd [Member]
Loss Contingencies [Line Items]
Demanding payment	$ 27,257,540.64
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount		0.50%
Percent of underwriting deferred fee		3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross		$ 5,999,964
InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount		0.50%
Percent of underwriting deferred fee		3.00%
InFint Acquisition Corporation [Member] | Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross		$ 5,999,964
Over-Allotment Option [Member] | InFint Acquisition Corporation [Member]
Loss Contingencies [Line Items]
Number of shares issued		2,608,680
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount		1.25%
Proceeds from issuance initial public offering gross		$ 2,499,985
IPO [Member] | InFint Acquisition Corporation [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross		$ 202,998,782
IPO [Member] | InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount		1.25%
Proceeds from issuance initial public offering gross		$ 2,499,985